Note 2 - Liquidity and Management Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2014
Cash and Cash Equivalents, at Carrying Value	$ 12,272,444	$ 15,116,531	$ 11,068,153	$ 9,640,720	$ 38,027,509
Working Capital	22,600,000		24,400,000
Retained Earnings (Accumulated Deficit)	(176,655,227)	(156,218,731)	$ (180,468,287)
Proceeds from Issuance or Sale of Equity	6,142,680
Debt Conversion, Original Debt, Amount	$ 5,329,736